Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standard Board (“IASB”).

The consolidated financial statements have been prepared on a cost basis, except for INX Token and INX Token warrant liabilities, which are presented at fair value through profit or loss.

Consolidated financial statements
b.	Consolidated financial statements

The consolidated financial statements comprise the financial statements of the Company and companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Functional and presentation currencies
c.	Functional and presentation currencies:

The consolidated financial statements are presented in U.S. dollars, which is also the functional currency of all the entities in the Group, as substantially all of the Group’s expenditures and financing are denominated in U.S. dollars and the U.S. dollar presently best reflects the economic environment in which the Group is expecting to operate.

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

Financial instruments
d.	Financial instruments:

1.	Financial assets are initially recognized at fair value plus directly attributable transaction costs.

2.	Loans and receivables are held to collect contractual cash flows and give rise to cash flows representing solely payments of principal and interest. These are measured subsequent to initial recognition at amortized cost.

3.	Financial liabilities:

Financial liabilities are initially recognized at fair value. After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

a)	Financial liabilities at amortized cost:

After initial recognition, loans and other liabilities are measured based on their terms at amortized cost less directly attributable transaction costs using the effective interest method.

b)	Financial liabilities at fair value through profit or loss – These include financial liabilities held for trading (including the INX Token warrant liability) and financial liabilities designated upon initial recognition as at fair value through profit or loss. Gains or losses on liabilities held for trading are recognized in profit or loss.

Based on the terms of the INX Token, as described in Note 1a, the INX Token is a hybrid financial instrument. The host instrument is a financial liability due to the right of the INX Token holder to effectively redeem the INX Token in consideration as payment for services. The INX Token is considered a puttable instrument which is a financial liability in accordance with IAS 32, Financial Instruments: Presentation.

The Company’s obligation to make a pro rata distribution annually to the INX Token holders from the Company’s Adjusted Operating Cash Flow is an embedded derivative. The Company views the Company’s operating cash flows as a financial variable, and therefore, the embedded derivative requires bifurcation pursuant to IFRS 9. The Company elected in accordance with IFRS 9 to designate the entire financial liability (including the embedded derivative) at fair value through profit and loss. Accordingly, the INX Token warrant liability is remeasured to fair value at the end of each reporting period.

The change in the fair value of the INX Token liability that is attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, is presented in other comprehensive income. The remaining amount of the change in the fair value of the INX Token liability is presented in profit or loss.

When the INX Token is used to pay for services provided by the Company, the respective portion of the INX Token liability is derecognized and revenue is recognized. The fair value of INX Tokens issued in consideration for services to be provided to the Company is recognized as compensation expense as the services are provided.

4.	Compound financial instruments:

Convertible debt which contains both an equity component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

5.	Simple Agreement for Future Equity (“SAFE”)

The Company has entered into equity funding agreements (SAFEs) pursuant to which funds received by the Company from investors will automatically be converted into the same class of share capital of the Company that will be issued in a future qualifying financing, as defined in the SAFEs. The conversion price for SAFEs issued until June 2020 will be equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the qualifying financing, and (ii) a fixed price, as set forth in the SAFEs. For SAFEs issued in June 2020, the conversion price will be equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the qualifying financing, and (ii) a fixed Company valuation divided by the number of Company shares outstanding on a fully-diluted basis (as defined in the SAFEs). If there is no qualifying financing within a specified time period, the funds received will automatically be converted into Ordinary shares of the Company at the fixed price or, for the SAFEs issued in June 2020, based on the fixed Company valuation.

The Company is not obligated to complete a qualifying financing or to approve the issuance of shares or dilutive securities within the term specified in the SAFE that would result in the issuance of  a variable number of the Company’s equity instruments. Accordingly, as the SAFEs are a non-derivative for which the conversion price into the Company’s equity instruments is fixed at the end of its term, the consideration received from investors pursuant to the SAFEs is classified as equity.

Fair value measurement
e.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement.

The Company classifies the bases used to measure certain assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

The levels are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
Level 2:	Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices) or indirectly (i.e.: derived from prices);
Level 3:	Inputs for the assets or liabilities that are not based on observable market data and require management assumptions or inputs from unobservable markets.

For details of the fair value of the INX Token liability – See Note 3. For the fair values of INX Token warrant liability, see Note 4. The fair values of current financial assets and financial liabilities, other than the INX Token and INX Token warrant liability, approximate their carrying amounts due to the short-term maturity of these instruments.

Share based payment transactions
f.	Share based payment transactions:

Certain of the Company’s employees and other service providers are entitled to remuneration in the form of equity settled share-based payment transactions. The cost of the transactions is measured at the fair value of the equity instruments granted at grant date, using an appropriate valuation model, further details of which are provided in Note 9. The cost of the transactions is recognized in profit or loss together with a corresponding increase in equity or for share based grants during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees/service provider become entitled to the award (the “vesting period”). The cumulative expense recognized at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of instruments that will ultimately vest.

Research and development expenses
g.	Research and development expenses:

Research expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate all of the following: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Through December 31, 2020, the Company has not met all the aforementioned criteria and therefore all development costs have been recognized in profit or loss.

Income taxes
h.	Income taxes:

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates used to compute the amount are those that are enacted or substantively enacted at the reporting date. Deferred tax is provided using a liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax assets are recognized for deductible temporary differences and the carryforward of any unused tax losses. Deferred tax assets are recognized to the extent that it is probable taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax losses can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and is reduced to the extent that it is no longer probable that sufficient taxable profit will be available for all or part of the deferred tax asset to be utilized.

As of December 31, 2020, the Company has a carryforward operating loss that approximates the accumulated deficit of the Company in the amount of $32,667. No deferred tax asset has been recorded in respect of the carryforward tax loss due to the uncertainty of its realization.

Equipment, net
i	Equipment, net:

Equipment is measured at cost less accumulated depreciation and excluding day-to-day servicing expenses. Depreciation is calculated on a straight-line basis over the useful life of the assets. Computers and related equipment are depreciated over a period of three years. The useful life and depreciation method of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

Net loss per share
j.	Net loss per share:

Basic loss per share is computed by dividing the net loss attributable to equity holders of the Company by the weighted average number of Ordinary shares outstanding during the period. Diluted loss per share is computed by dividing the net loss, as above, after adjustment for interest on the convertible loans by the weighted average number of Ordinary shares outstanding, as above, plus the weighted average number of Ordinary shares that would be issued on conversion of the convertible loans.

For the years ended December 31, 2020 and 2019, the effect of the inclusion of the weighted average number of shares of 2,030,400 Ordinary shares and 1,952,832 Ordinary shares, respectively, that would have been issued upon the conversion of the Company’s employees stock options, convertible loans, and warrants were anti-dilutive.

Estimates and assumptions
k.	Estimates and assumptions:

The preparation of the consolidated financial statements requires management to make estimates and assumptions that have an effect on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the consolidated financial statements concerning uncertainties at the reporting date that may result in a material adjustment to the carrying amount of the INX Token liability and INX Token warrant liability within the next financial year are discussed in Note 3.